Basis of Presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2018
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Basis of Presentation of the Consolidated Financial Statements

2.    BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.1    Accounting principles

The consolidated financial statements as of December 31, 2018 of the Group, approved for issuance by the Company’s Board of Directors at its meeting held on April 26, 2019, have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements reflect the financial position of Enel Generación Chile and its subsidiaries at December 31, 2018 and 2017, and the results of its operations, changes in equity and cash flows for the year ended December 31, 2018, 2017, and 2016.

These consolidated financial statements present the figures for 2016 of the consolidated statement of comprehensive income, statement of consolidated cash flows, statement of changes in consolidated equity, and their corresponding notes.

These consolidated financial statements have been prepared under going concern assumptions on a historical cost basis except, in accordance with IFRS, those assets and liabilities that are measured at a fair value.

These consolidated financial statements are presented in thousands of Chilean pesos (unless expressly stated otherwise), as the Chilean peso is the functional currency of the Company and the presentation currency of the Group. Foreign operations are incorporated in accordance with the accounting policies stated in Notes 2.7.3 and 3.m.

2.2    New accounting pronouncements

a)     The following accounting  pronouncements have been adopted by the Group effective as of January 1, 2018:

Standards and Interpretations	Mandatory Effective date

IFRS 9: Financial Instruments
Annual periods beginning on or after January 1, 2018

IFRS 15: Revenue from Contracts with Customers
Annual periods beginning on or after January 1, 2018

IFRIC 22 Foreign Currency Transactions and Advance Consideration.
Annual periods beginning on or after January 1, 2018

IFRS 9 Financial Instruments

IFRS 9 entered into force effective as of January 1, 2018, replacing IAS 39 “Financial Instruments: Recognition and Measurement .” This standard contains requirements in regards to the recognition, classification and measurement of financial assets, financial liabilities and certain purchase or sale contracts of non-financial items.

The Group adopted retrospectively whitout restaing prior periods for transition in the first time application of this standard. The accumulated effect of this application was accounted for as an adjustment to the opening balance of retained earnings  as of the initial application date. The Group has applied prospectively the hedge accounting requirements of IFRS 9.

Management conducted a detailed evaluation of the three aspects of the standard and its impact on the consolidated financial statements. of the Group, which is summarized as follows:

Classification and measurement.

IFRS 9 introduces a new classification approach for financial assets, based on two concepts: the characteristics of the contractual cash flows of the financial assets and the business model of the entity. Under this new approach, the four classification categories of IAS 39 are replaced by the following three categories:

-	amortized cost; if the financial assets are held within a business model whose objective is to collect contractual cash flows;
-

fair value through other comprehensive income, if the financial assets are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; or

-

fair value through profit or loss, a residual category which consists of financial instruments that are not held within any of the two business models previously discussed, including those held for trading and those designated at fair value on initial recognition.

For financial liabilities, IFRS 9 retains largely the existing requirements in IAS 39, with certain specific modifications, under which most of the financial liabilities are measured at amortized cost, and allowing the designation of a financial liability to be measured at fair value through profit or loss, if certain criteria are met.

However, IFRS 9 introduces new requirements for financial liabilities designated at fair value through profit or loss, which states that under certain circumstances, changes in fair value originated by the variation of an entity’s own credit risk will be recognized in other comprehensive income.

Based on the business model and the characteristics of the contractual cash flows, the Group determined that the new classification requirements for financial assets did not have an impact on the  consolidate statements. Most of the Group’s financial instruments, i.e. loans and trade receivables amortized cost under IFRS 9. Except for equity instruments  measured at fair value through other comprehensive income and derivative instruments measured  at fair value through profit or loss (general treatment) or through other comprehensive income (hedge accounting), as appropriate.

Impairment.

The new impairment model in IFRS 9 is based on expected credit losses, as opposed to the incurred loss model in IAS 39. Consequently, under IFRS 9 impairment losses will be recognized, as a general rule, earlier than previous practice.

The new impairment model will be applied to financial assets measured at amortized cost and those measured at fair value through other comprehensive income, except for investments in equity instruments. Under IFRS 9, the allowance for impairment losses will be measured based on:

-	12 months expected credit losses; or
-	Lifetime expected credit losses if the credit risk of a financial asset at the reporting date has increased significantly since initial recognition.

The standard allows the application of a simplified approach for trade receivables, contract assets and lease receivables so that the impairment is always recognized in reference to the lifetime expected credit losses for the asset. The Group has chosen to apply this policy for the designated financial assets.

As of January 1, 2018, as a result of the application of the new impairment model, the Group recognized a charge, net of taxes, of ThCh$141,284 to retained earnings.

Hedge accounting.

IFRS 9 introduces a new model for hedge accounting in order to more closely align the accounting treatment with risk management activities of the entities and to establish a new principle-based approach. The new model will enable entities to better reflect risk management activities in the financial statements, and allow more items to be eligible as hedged items, such as: non-financial risk components, net positions, and aggregated exposures (i.e., a combination of derivative and non-derivative exposure).

The most significant changes in relation to hedging instruments compared to hedge accounting methodology in IAS 39, is the possibility to defer in other comprehensive income the time value of options, forward points in forward contracts, and foreign currency basis spread, until the hedged item impacts profit or loss.

IFRS 9 eliminates the current quantitative requirement for hedge effectiveness test, under which the results must be within a range of 80‑125 percent. This will allow aligning hedge effectiveness with risk management by demonstrating the existence of an economic relationship between the hedging instrument and the hedged item, and enables the rebalancing of a hedging relationship if the risk management objective remains unchanged. However, retrospective ineffectiveness should continue to be valued and recognized in profit or loss.

When initially applying IFRS 9, the Group may choose as its accounting policy to continue to apply the hedge accounting requirements of IAS 39 instead of the requirements in IFRS 9, until the time the new requirements on macro-hedging are published and adopted. The Group has chosen to apply the new requirements of IFRS 9 on the date of its adoption.

The Group implemented changes in the systems, internal control, policies and procedures in order to comply with the new disclosures and accounting requirements of IFRS 9.

The application of the new hedge accounting model has not had an impact on the Group's consolidated financial statements.

IFRS 15 Revenue from Contracts with Customers

In May 2014, the IASB published IFRS 15 which is applicable to all contracts with customers, with certain exemptions. (lease and insurance contracts, financial instruments and non-monetary exchanges).The new revenue standard supersedes, effective as of January 1, 2018 all current revenue recognition standards:

-	IAS 11 Construction Contracts;
-	IAS 18 Revenue;
-	IFRIC 13 Customer Loyalty Programs;
-	IFRIC 15 Agreements for the Construction of Real Estate;
-	IFRIC 18 Transfers of Assets from Customers; and
-	SIC‑31 Revenue—Barter Transactions Involving Advertising Services.

This new Standard introduces a general framework for recognition and measurement of revenue, based on the core principle that revenues are recognized for an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring promised goods or services to customers. This core principle shall be applied using a five-step approach to revenue recognition: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contracts; and (5) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group carried out an implementation project, to identify and measure the possible impacts of applying IFRS 15 on its consolidated financial statements. This project involved identifying all of the revenue flows of Enel Chile and its subsidiaries, knowledge of the traditional practices of the business, a comprehensive evaluation of each kind of contract with customers and determining the methodology for recording this revenue under the standards. The evaluation was performed paying special attention to those contracts presenting key aspects of IFRS 15 and particular characteristics of interest to the Group, such as identifying contractual obligations; contracts with multiple obligations and recognition timing; contracts with variable compensation; significant financing components; analysis of principal versus agent; existence of service guarantees; and recognition of costs to obtain and fulfill a contract.

Enel Generación Chile Group participates in the electrical energy generation, transmission and distribution business, and related activities. Based on the nature of the goods and services offered and the characteristic of its revenue flows streams, the Group did not identify any impact on the consolidated financial statements on the date of initial application of IFRS 15. For further details about the goods and services provided by the Company and revenue recognition criteria, see Note 3.p.

The Group implemented changes in the systems, internal control, policies and procedures in order to comply with the new disclosures and accounting requirements of IFRS 15.

The Group adopted the new standard on the required effective date using the retrospectively modified method. Prior to the application of IFRS 15 as of January 1, 2018, revenues were recognized according to IAS 18, which mainly stated that revenues were recognized when the risk and rewards inherent to ownership of the goods were transferred to the curstomer and that corresponds to the moment of the physical deliveries of energy and power, to the prices established in the respective contracts. The application has not had an impact on the Group’s consolidated financial statement.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

Interpretation clarifies the date of the transaction for the purpose of determining the exchange rate to use in foreign currency transactions when the consideration is paid or received before recognizing related revenues, expenses or assets.  For this purposes, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration.

IFRIC 22 has been implemented by the Group as of January 1, 2018 and it has not generated an impact on the consolidated financial statements of Enel Generación Chile and its subsidiaries.

Amendments and Improvements

Amendments and Improvements	Mandatory Effective Date:
Amendment to IFRS 2; Classification and Measurement of Share-based Payment Transactions	Annual periods beginning on or after January 1, 2018
Amendment to IAS 40: Transfers of Investment Property	Annual periods beginning on or after January 1, 2018
Annual Improvements to IFRS: Cycles 2014-2016 IFRS 1 and IAS 28	Annual periods beginning on or after January 1, 2018

•	Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2)

The amendments to IFRS 2, Share-based Payment Transactions, developed through the IFRS Interpretations Committee, address the following issues:

a)	the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments;
b)	the classification of withholding tax obligations for share-based payment transactions with net settlement features; and
c)	the accounting for modifications of share-based payment transactions from cash-settled to equity-settled.

The amendments to IFRS 2, applied as of January 1, 2018, have not had any material impact on the consolidated financial statements of the Group.

•	Transfers of Investment Property (Amendments to IAS 40).

The amendments to IAS 40 Investment Property clarify that an entity shall transfer a property to, or from, investment property when, and only when, there is evidence of a change in use. A change of use occurs if property meets, or ceases to meet, the definition of investment property.  A change in management’s intentions for the use of a property by itself does not constitute evidence of a change in use. The amendments shall be applied prospectively.

The amendments to IFRS 40, applied as of January 1, 2018, have not had any material impact on the consolidated financial statements of the Group.

•	Annual Improvements to IFRS: Cycles 2014-2016 IFRS 1 and IAS 28

IFRS 1 First-time Adoption of IFRS: Deletes the short-term exemptions in paragraphs E3–E7 of IFRS 1, because they have now served their intended purpose.

Clarifies that the election to measure at fair value through profit or loss an investment in an associate or a joint venture that is held by an entity that is a venture capital organization, or other qualifying entity, is available for each investment in an associate or joint venture on an investment-by-investment basis, upon initial recognition.  If an entity that is not itself an investment entity has an interest in an associate or joint venture that is an investment entity, it may choose to maintain the fair value measurement applied to its associate or joint venture. Application of these improvements is on a retrospective basis.

The 2014-2016 annual improvements, applied as of January 1, 2018, have not had any material impact on the consolidated financial statements of the Group.

Accounting pronouncements with application effective as of January 1, 2019 and thereafter:

As of the date of issuance of these consolidated financial statements, the following accounting pronouncements had been issued by the IASB, but their application is not mandatorily effective:

New Standards and Interpretations

Mandatory Effective date
IFRS 16: Leases	Annual periods beginning on or after January 01, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	Annual periods beginning on or after January 01, 2019
Conceptual Framework (Revised)	Annual periods beginning on or after January 01, 2020

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 which establishes recognition, measurement, presentation and disclosure principles for lease agreements. IFRS 16 supersedes IAS 17 “Leases” and its interpretations, IFRIC 4 “Determining whether an Arrangement contains a Lease”, SIC‑15 “Operating Leases—Incentives” and SIC‑27 “Evaluating the Substance of Transactions Involving the Legal Form of a Lease”. The standard is effective for annual periods beginning on or after January 1, 2019.

Although IFRS 16 substantially retains the definition of a lease in IAS 17, the main change is the incorporation of the “control” concept within the new definition. In relation to the accounting treatment for a lessee and a lessor, the new Standard states the following:

i.

Lessee accounting: IFRS 16 requires lessees to account for all leases under a single model, similar to accounting for finance leases under IAS 17. As a result, at the date of commencement of a lease, the lessee will recognize on the statement of financial position a right to use asset and a lease liability for the future payments. Subsequent to initial recognition it will recognize in the statement of profit or loss the depreciation expense of the asset separately from the interest related to the liability. The standard provides two voluntary recognition exceptions for low-value leases and short-term leases.

ii.

Lessor accounting: does not change substantially from the current model of IAS 17. The lessor will continue to classify leases under the same principles of the current standard as operating or financial leases.

The Group carried out an assessment of the potential impact of IFRS 16 on its consolidated financial statements. Conducting this assessment required the use of professional judgment and assumptions, which are summarized below:

-

Analysis of the lease contracts executed by the Group companies in order to identify if they are within the scope of the standard. This analysis included not only the contracts in which Enel Generación Chile acts as a lessee, but also the contracts for the rendering of services and the contracts in which the Company acts as a lessor.

-

Analysis that could benefit from the exemption from application of this Standard, because they are contracts with a maturity of less than 12 months or that have underlying assets of low individual value, such as: lease of certain office equipment (personal computers, printers and photocopiers) that are considered  low value assets.

-

Estimate of the lease terms, based on the non-cancellable period and the periods covered by the renewal options, the exercise of which is in the power of Enel Generación Chile and is considered reasonably certain.

-

Estimate of the discount rate to calculate the present value of the lease payments. This is equal to the incremental rate of the lessee’s loans when the interest rate implicit in the lease cannot be easily determined. For the transition, the Group has used the incremental borrowing rate from January 2019, defined as the interest rate that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a value similar to the right-of-use asset in a similar economic environment.

The implementation work also required a review of the processes and systems, including the internal control, in order to determine the most appropriate tool for the management of the information required for the application of the new standard, as well as the required disclosures in the consolidated financial statements.

For the transition of the new standard, the Group has decided to apply the following practical expedients:

-

The Group decided not to re-evaluate if a contract is, or contains, a lease. Instead, it will apply the standard to contracts that were previously identified as leases by applying IAS 17 and IFRIC 4. Therefore, the Group will not apply the standard to contracts that were not previously identified as containing a lease.

-

The Group has determined that it will apply the modified retrospectively transition method, whereby the restatement of comparative periods is not required and the cumulative effect of the initial application of the standard is presented as an adjustment to the opening balance of retained earnings (or another component of equity as applicable) on the date of initial application, recording the asset for the same value as the liability.

-

Trust in its assessment of whether leases are onerous by applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application and adjust the right-of-use asset at the date of initial application for the amount of any provision for onerous leases recognized in the financial statements immediately before the date of initial application.

The new standard had an impact on all Group entities that have lease contracts. The main issues that arise are those related to the lease of land, buildings and automobiles. As a result of the change of the accounting model for lessees, the Group expects an increase in non-current and current liabilities of approximately ThCh$1,458,987 million as of January 1, 2019, for the recognition of future payment obligations of lease contracts. In accordance with the chosen transition model, an increase in non-current assets for an equal amount is also expected, resulting from the recognition of the rights of use arising from those contracts.

•	IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23 to clarify the application of recognition and measurement requirements in IAS 12, Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: whether an entity considers uncertain tax treatments separately; the assumptions an entity makes about the examination of tax treatments by taxation authorities; how an entity determines taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates; and how an entity considers changes in facts and circumstances.

Uncertainty over income tax treatments can affect both current and deferred taxes. Recognizing the effects of uncertainty depends on whether the tax authority is likely or not to accept an uncertain tax treatment, assuming that the tax authority will examine the amounts that it is entitled to examine and has full knowledge of all the related information.

This interpretation is effective for annual periods beginning on or after January 1, 2019. Retrospective application is permitted. Management has assessed the effects of the application of IFRIC 23 and has determined that its adoption will not  have any material impacts of Enel Generación Chile and subsidiaries as of its effective date.

•	Conceptual Framework (Revised).

The IASB issued the Conceptual Framework (revised) in March 2018. It incorporates some new pronouncements, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important matters. Revisions to the Conceptual Framework may affect the application of IFRSs when no standard applies to a particular transaction or event.

The IASB has also issued a separate accompanying document, "Amendments to References to the Conceptual Framework in IFRS Standards," which establishes amendments to other IFRSs in order to update references to the new Conceptual Framework.

The Conceptual Framework (Revised) is effective as of January 1, 2020.  Management is assessing the potential impact of the application of the new Conceptual Framework on the consolidated financial statements of the Group.

Amendments and Improvements

Amendments and Inprovements	Mandatory Effective date
Amendment to IFRS 9; Prepayment Features with Negative Compensation	Annual periods beginning on or after January 01, 2019
Amendment to IAS 28: Long-term interests in Associates and Joint Ventures	Annual periods beginning on or after January 01, 2019
Annual Improvements to IFRS 2015 -2017 Cycle (IFRS 3, IFRS 11, IAS 12 and IAS 23).	Annual periods beginning on or after January 1, 2019.
Amendment to IAS 19: Plan Amendment, Curtailment or Settlement	Annual periods beginning on or after January 1, 2019
Amendment to IAS 3: Definition of a Business	Annual periods beginning on or after January 1, 2020
Amendments to IAS 1 and IAS 8 Definition of Material	Annual periods beginning on or after January 1, 2020
IFRS 10 and IAS 28 Sale or contribution of assets between an investor and its associate or joint venture	Postponed indefinitely. Available for optional adoption

•	Amendment to IFRS 9, Financial Instruments: Prepayment Features with Negative Compensation

This amendment was issued on October 12, 2017. This amendment amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation prepayments.

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through profit or loss in other comprehensive income, provided that the contractual cash flows are only principal and interest payments on the outstanding principal and the instrument is carried out within the business model for that classification. The amendments to IFRS 9 are intended to clarify that a financial asset meets the criterion of "only principal payments plus interest", regardless of the event or circumstance that causes the early termination of the contract or of which party pays or receives fair value compensation for the early termination of the contract.

The Amendments to IFRS 9 should be applied when the prepayment is close to the unpaid amounts of principal and interest in such a way that it reflects the change in the benchmark interest rate. This implies that prepayments at fair value or for an amount that includes the fair value of the cost of an associated hedging instrument will normally meet the criterion of only principal payments plus interest, only if other elements of the change in fair value, such as the effects of credit risk or liquidity, are not present.

The amendments are applicable from January 1, 2019, retrospectively. Management considers that the application of these amendments will not have an impact on the consolidated financial statements of the Group.

•	Amendments to IAS 28: Long-term interests in Associates and Joint Ventures

These amendments clarify that IFRS 9 Financial Instruments is applicable to an entity's long-term interests in an associate or joint venture to which the equity method is not applied. This clarification is relevant because it implies that the expected credit loss model, described in IFRS 9, applies to these long-term interests. Entities should apply the amendments retrospectively, with certain exceptions.

The effective application date is January 1, 2019.  Management considers that the application of these amendments will not have an impact on the consolidated financial statements of the Group.

•	Annual Improvements to IFRS: 2015 - 2017 Cycle (IFRS 3, IFRS 11, IAS 12 and IAS 23).

IFRS 3 “Business Combinations” and IFRS 11 “Joint Arrangements”: clarifies the accounting for increases in ownership interest in a joint operation that meets the definition of a business. If a party maintains (or obtains) joint control, the previously held ownership interest is not remeasured. If a party obtains control, the transaction is a business combination in stages and the acquiring party remeasures the previously held ownership interest in the assets and liabilities of a joint operation, at fair value.

IAS 12 “Income Taxes” The amendments clarify that the income tax on dividends generated by financial instruments classified as equity is linked more directly to past transactions or events that generated distributable profits than to distributions to shareholders. Therefore, an entity recognizes income tax on dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those transactions or past events.

IAS 23 “Borrowing Costs” clarifies that loans that were specifically intended to finance qualifying assets that are now ready for use or sale (or any non-qualifying asset), become part of the entity's general loan pool  for the purpose of calculating the capitalization rate .

The improvements are effective for annual reporting periods beginning on or after January 1, 2019.  Management considers that the application of these improvements will not have an impact on the consolidated financial statements of the Group.

•	Amendment to IAS 19: Plan Amendment, Curtailment or Settlement

The amendments to IAS 19 Employee Benefits, issued in February 2018, address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments to IAS 19 clarify that an entity first determines any past service cost, or a gain or loss on settlement, without considering the effect of the asset ceiling. This amount is recognized in profit or loss. An entity then determines the effect of the asset ceiling after the plan amendment, curtailment or settlement. Any change in that effect, excluding amounts included in net interest, is recognized in other comprehensive income.

This clarification provides that entities might have to recognise a past service cost, or a gain or loss on settlement, that reduces a surplus that was not recognized before.  Changes in the effect of the asset ceiling are not netted against such amounts.

The amendments to IAS 19 apply to a plan amendment, curtailment or settlement that occur  from January 1, 2019.  Management considers that the application of these improvements will not have an impact on the consolidated financial statements of the Group.

•	Amendments to IFRS 3 “Definition of a Business”

IFRS 3 Business Combinations was amended by the IASB in October 2018, to clarify the definition of business, in order to help entities to determine whether a transaction should be accounted for as a business combination or as the acquisition of an asset. To be considered as a business, an acquired set of activities and assets must include, at least, an input and a substantive process that together contribute significantly to the ability to create output. The amendment also adds guidance and illustrative examples to assess whether a substantial process has been acquired

The amendment is applicable prospectively to business combinations and acquisitions of assets, the acquisition date of which is from January 1, 2020. Earlier application is permitted.  Management is evaluating the potential impact of the application of these amendments on the consolidated financial statements of the Group.

•	Amendments to IAS 1 and IAS 8 “Definition of Material or Materiality”

In October 2018, the IASB amended IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, to improve the definition of “material” and the explanations accompanying the definition. The amendments ensure that the definition of material is consistent in all IFRS. Information is material if omitting, misstating or obscuring it could reasonably be expected to influence the decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.

The amendments will be applicable prospectively for annual periods beginning on or after January 1, 2020. Earlier application is permitted. Management is evaluating the potential impact of the application of these amendments on the consolidated financial statements of the Group.

•	Amendments to IFRS 10 and IAS 28 “Sales or Contributions of Assets between an Investor and its Associate/Joint Venture”

The amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures, issued in September 2014, address a recognized inconsistency between the requirements of both standards in the treatment of the sale or contribution of assets between an investor and its associate or joint venture. The amendments establish that when the transaction involves a business (whether it is in a subsidiary or not) all the generated profit or loss is recognized. A partial gain or loss is recognized when the transaction involves assets that do not constitute a business, even when the assets are housed in a subsidiary.

The mandatory application date of these amendments is to be determined because the IASB is awaiting the results of its research project on the accounting under the equity method.

These amendments must be applied retrospectively and early adoption is permitted, which must be disclosed. The Group will assess and apply these amendments when they are issued and effective.

2.3    Responsibility for the information, judgments and estimates provided

The Company’s Board of Directors is responsible for the information contained in these consolidated financial statements and expressly states that all IFRS principles and standards, have been fully implemented.

In preparing the consolidated financial statements, certain judgments and estimates made by the Company’s Management have been used to quantify some of the assets, liabilities, revenue, expenses and commitments recognized.

The most important areas where critical judgment was required are:

-	The identification of cash generating units (CGU) for impairment testing (see Note 3.d).
-	The hierarchy of information used to measure assets and liabilities at fair value (see Note 3.g).
-	Application of the revenue recognition model in accordance with IFRS 15 (see Note 3.p).

The estimates refer basically to:

-	The valuations performed to determine the existence of impairment losses in assets and goodwill (see Note 3.d).
-	The assumptions used to calculate the actuarial liabilities and obligations with employees, such as discount rates, mortality tables, salary increases, etc. (see Notes 3.l.1 and 24).
-	The useful lives of property, plant and equipment, and intangible assets (see Notes 3.a and 3.c).
-	The assumptions used to calculate the fair value of financial instruments (see Notes 3.g and 19).
-

Certain assumptions inherent in the electricity system affecting transactions with other companies, such as production, customer billings, energy consumption, that allow for estimation of electricity system settlements that occur on the corresponding final settlement dates, but that are pending as of the date of issuance of the consolidated financial statements and could affect the balances of assets, liabilities, income and expenses recognized in the financial statements (see Appendix 5.2).

-	The probability that uncertain or contingent liabilities will be incurred and their related amounts (see Note 3.l).
-	Future disbursements for closure of facilities and restoration of land, as well as associated discount rates to be used (see Note 3.a).
-

The tax results of the various subsidiaries of the Group that will be reported to the respective tax authorities in the future, and that have been used as the basis for recording income taxes in these consolidated financial statements (see Note 3.o).

-	The fair value of assets acquired and liabilities assumed, and any pre-existing interest in an entity acquired in a business combination.

Although these judgments and estimates have been based on the best available information as of the issuance date of these consolidated financial statements, future events may occur that would require a change (increase or decrease) to these judgments and estimates in subsequent periods. This change would be made prospectively, recognizing the effects of this change in judgment and estimation in the corresponding future consolidated financial statements.

2.4    Subsidiaries

Subsidiaries are defined as those entities controlled either directly or indirectly by Enel Generación Chile S.A. Control is exercised if and only if the following conditions are met: the Company has i) power over the subsidiary; ii) exposure, or rights to variable returns from these entities; and iii) the ability to use its power to influence the amount of theses returns.

Enel Generación Chile S.A has power over its subsidiaries when it holds the majority of the substantive voting rights or, should that not be the case, when it has rights granting the practical ability to direct the entities’ relevant activities, that is, the activities that significantly affect the subsidiary’s results.

The Group will reassess whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the elements of control listed above.

Subsidiaries are consolidated as described in Note 2.7.

Appendix 1 “Enel Generación Chile Group Entities” to these consolidated financial statements, describes the relationship of the Company with each of its subsidiaries.

2.4.1    Changes in the scope of consolidation

On March 1, 2016, as part of the corporate reorganization and as a result of the spin-off described in Note 5.2, all subsidiaries that were part of the generation and distribution businesses outside of Chile have been deconsolidated, which are detailed in Appendix 2. The effects of this transaction in the consolidated financial statements of Enel Generación Chile are described in Note 5.2.

2.5    Investments in associates

Associates are those entities in which Enel Generación Chile, either directly or indirectly, exercises significant influence.

Significant influence is the power to participate in the financial and operational policy decisions of the associate but is not control or joint control over those policies. In assessing significant influence, the Group takes into account the existence and effect of potential exercisable voting rights or convertible rights at the end of each reporting period, including potential voting rights held by the Company or other entities. In general, significant influence is presumed to be those cases in which the Group has more than 20% of the voting power of the investee.

Associates are accounted for under equity method as described in Note 3.h.

Appendix 3 “Associates and Joint Ventures” to these consolidated financial statements, describes the relationship of the Company with each of these companies.

2.6    Joint arrangements

Joint arrangements are defined as those entities in which the Group exercises control under an agreement with other shareholders and jointly with them, in other words, when decisions on the entities’ relevant activities require the unanimous consent of the parties sharing control.

Depending on the rights and obligations of the participants, joint agreements are classified as:

-

Joint venture: an agreement whereby the parties exercising joint control have rights to the entity’s net assets. Joint ventures are incorporated to the consolidated financial statements using the equity method, as described in Note 3.h.

-

Joint operation: an agreement whereby the parties exercising joint control have rights to the assets and obligations with respect to the liabilities relating to the arrangement. Joint operations are incorporated to the consolidated financial statements recognizing the interest in the assets and liabilities held in the joint operation. At the end of the reporting period, the Group does not have any joint arrangements that qualify as joint operations.

In determining the type of joint arrangement in which it is involved, the management of the Group assesses its rights and obligations arising from the arrangement by considering the structure and legal form of the arrangement, the terms agreed by the parties in the contractual arrangement and, when relevant, other facts and circumstances. If facts and circumstances change, the Group reassesses whether the type of joint arrangement in which it is involved has changed.

Currently, the Company is not involved in any joint arrangement that qualifies as a joint operation.

Appendix 3 “Associates and Joint Ventures” to these consolidated financial statements describes the relationship of the Company and each of these companies.

2.7    Basis of consolidation and business combinations

The subsidiaries are consolidated and all their assets, liabilities, revenues, expenses, and cash flows are included in the consolidated financial statements once the adjustments and eliminations from intra-group transactions have been made.

The comprehensive income of subsidiaries is included in the consolidated statement of comprehensive income from the date when the parent company obtains control of the subsidiary and until the date on which it loses control of the subsidiary.

The operations of the parent company and its subsidiaries have been consolidated under the following basic principles:

1.

At the date the parent obtains control, the subsidiary’s assets acquired and its liabilities assumed are recorded at fair value, except for certain assets and liabilities that are recorded using valuation principles established in other IFRS standards. If the fair value of the consideration transferred plus the fair value of any non-controlling interests exceeds the fair value of the net assets acquired, this difference is recorded as goodwill. In the case of a bargain purchase, the resulting gain is recognized in profit or loss for the period after reassessing whether all of the assets acquired and the liabilities assumed have been properly identified and following a review of the procedures used to measure the fair value of these amounts.

For each business combination, the Group chooses whether to measure the non-controlling interests in the acquiree at fair value or at the proportional share of the net identifiable assets acquired.

If the fair value of all assets acquired and liabilities assumed at the acquisition date has not been completed, the Group reports the provisional values accounted for in the business combination. During the measurement period, which shall not exceed one year from the acquisition date, the provisional values recognized will be adjusted retrospectively as if the accounting for the business combination had been completed at the acquisition date, and also additional assets or liabilities will be recognized to reflect new information obtained on events and circumstances that existed on the acquisition date, but which were unknown to the management at that time. Comparative information for prior periods presented in the financial statements is revised as needed, including making any change in depreciation, amortization or other income effects recognized in completing the initial accounting.

For business combinations achieved in stages, the Company’s previously held equity interest in the acquiree is remeasured to its acquisition-date fair value and the resulting gain or loss, if any, is recognized in profit or loss.

2.

Non-controlling interests in equity and in comprehensive income of the subsidiaries are presented, respectively, under the line items “Total Equity: Non-controlling interests” in the consolidated statement of financial position and “Net income attributable to non-controlling interests” and “Comprehensive income (loss) attributable to non-controlling interests” in the consolidated statement of comprehensive income.

3.	The financial statements of the Group companies with functional currencies other than the Chilean peso are translated as follows:
a.	For assets and liabilities the prevailing exchange rate on the closing date of the financial statements is used.
b.

For items of the comprehensive income, the average exchange rate for the period is used (unless this average is not a reasonable approximation of the cumulative effect of the exchange rates in effect on the dates of the transactions, in which case the exchange rate in effect on the date of each transaction is used).

c.	For equity accounts the historical exchange rate from the date of acquisition or contribution is used, and retained earnings are translated at the average exchange rate at the date of origination.
d.

Exchange differences arising in translation of financial statements are recognized in the item “Foreign currency translation gains (losses”) within the consolidated statement of comprehensive income in other comprehensive income (see Note 25.2).

4.

The financial statements of the subsidiaries whose functional currency is that of a   hyper-inflationary economy  is  first adjusted for the inflation effect, and any gain or loss in the net position is recognized in profit or loss; then all the items (assets, liabilities, equity items, expenses and revenue) are translated using the closing exchange rate corresponding to the closing date of the most recent statement of financial position

5.	Balances and transactions between consolidated companies were fully eliminated in the consolidation process.
6.

Changes in the ownership interests in subsidiaries that do not result in the Group obtaining or losing control are recognized as equity transactions. The carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity attributable to shareholders of the Parent.

7.

Business combinations between entities under common control are accounted for using, as a reference, the ‘pooling of interest’ method. Under this method, the assets and liabilities involved in the transaction remain reflected at the same carrying amounts at which they were recognized in the ultimate controlling company, although subsequent accounting adjustments may need to be made to align the accounting policies of the companies involved.

Any difference between assets and liabilities contributed to the consolidation and the consideration paid is recorded directly in equity, as a charge or credit to “Other reserves”. The Group does not restate comparative periods in its financial statements for business combinations under common control.